Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash equivalents (Table)

	June 30, 2023	December 31, 2022
Cash on hand and at banks	$27,780	$32,851
Short-term deposits and highly liquid funds	40,910	45,690
Restricted cash	10	310
Cash and cash equivalents and restricted cash	$68,700	$78,851